Investment Properties (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Opening net book amount	¥ 367,468	¥ 376,739
Transferred from property plant and equipment	15,302	12,347
Transferred to property plant and equipment		(6,924)
Charge for the year	(15,184)	(14,694)	¥ (14,527)
Closing net book amount	¥ 367,586	¥ 367,468	¥ 376,739